IDENTIFIABLE INTANGIBLE ASSETS - NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IDENTIFIABLE INTANGIBLE ASSETS - NET
Gross amount, intangible assets	$ 1,000,225	$ 1,031,474
Accumulated Amortization	(580,677)	(552,622)
Net amount, intangible assets	419,548	478,852
Trademarks and trade names
IDENTIFIABLE INTANGIBLE ASSETS - NET
Gross amount, finite-lived intangible assets	104,053	104,174
Accumulated Amortization	(104,026)	(96,041)
Net amount, finite-lived intangible assets	$ 27	8,133
Trademarks and trade names | Minimum
IDENTIFIABLE INTANGIBLE ASSETS - NET
Range of Estimated Useful Lives	5 years
Trademarks and trade names | Maximum
IDENTIFIABLE INTANGIBLE ASSETS - NET
Range of Estimated Useful Lives	10 years
Patented and unpatented technology
IDENTIFIABLE INTANGIBLE ASSETS - NET
Gross amount, finite-lived intangible assets	$ 109,275	112,288
Accumulated Amortization	(103,419)	(97,818)
Net amount, finite-lived intangible assets	$ 5,856	14,470
Patented and unpatented technology | Minimum
IDENTIFIABLE INTANGIBLE ASSETS - NET
Range of Estimated Useful Lives	3 years
Patented and unpatented technology | Maximum
IDENTIFIABLE INTANGIBLE ASSETS - NET
Range of Estimated Useful Lives	10 years
Customer lists, contracts, and relationships
IDENTIFIABLE INTANGIBLE ASSETS - NET
Gross amount, finite-lived intangible assets	$ 391,454	404,421
Accumulated Amortization	(367,273)	(350,997)
Net amount, finite-lived intangible assets	$ 24,181	53,424
Customer lists, contracts, and relationships | Minimum
IDENTIFIABLE INTANGIBLE ASSETS - NET
Range of Estimated Useful Lives	5 years
Customer lists, contracts, and relationships | Maximum
IDENTIFIABLE INTANGIBLE ASSETS - NET
Range of Estimated Useful Lives	11 years
Non-compete Covenant
IDENTIFIABLE INTANGIBLE ASSETS - NET
Range of Estimated Useful Lives	3 years
Gross amount, finite-lived intangible assets	$ 900	900
Accumulated Amortization	(900)	(811)
Net amount, finite-lived intangible assets		89
Other identifiable intangible assets
IDENTIFIABLE INTANGIBLE ASSETS - NET
Gross amount, finite-lived intangible assets	5,059	7,110
Accumulated Amortization	$ (5,059)	(6,955)
Net amount, finite-lived intangible assets		155
Other identifiable intangible assets | Minimum
IDENTIFIABLE INTANGIBLE ASSETS - NET
Range of Estimated Useful Lives	3 years
Other identifiable intangible assets | Maximum
IDENTIFIABLE INTANGIBLE ASSETS - NET
Range of Estimated Useful Lives	13 years
Trade name
IDENTIFIABLE INTANGIBLE ASSETS - NET
Indefinite lived assets	$ 389,484	$ 402,581